Condensed Consolidated Balance Sheets (Current Period Unaudited) - USD ($)	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 3,143,422		$ 3,085,741			$ 5,506,941
Prepaid expenses and other current assets	1,031,877		2,228,910			1,768,533
Total current assets	4,175,299		5,314,651			7,934,883
Property and equipment, net	84,678		108,830			149,974
Operating lease right-of-use assets	312,833		831,440			0
Other assets	69,947		86,947			71,010
Total assets	4,642,757		6,341,868			8,155,867
Current liabilities:
Accounts payable	1,834,245		790,750			1,849,760
Accrued expenses	724,670		882,816			1,257,572
Operating lease liability, current portion	153,573		263,135			0
Total current liabilities	2,712,488		1,936,701			3,107,332
Operating lease liability, net of current portion	169,568		580,035			0
Total liabilities	2,882,056		2,516,736			3,107,332
Stockholders’ equity:
Common stock, $.001 par value: Authorized shares - 150,000,000 Issued and outstanding shares – 1,732,147 and 421,475 at December 31, 2025 and 2024, respectively	7,369		1,732			421
Additional paid-in capital	162,262,683		154,644,252			134,404,195
Accumulated deficit	(160,509,351)		(150,820,852)			(129,356,081)
Total stockholders’ equity	1,760,701	$ 493,770	3,825,132	$ 2,821,196	$ 7,898,030	5,048,535	$ 5,763,338
Total liabilities and stockholders’ equity	$ 4,642,757		$ 6,341,868			$ 8,155,867